RELATED PARTY TRANSACTIONS - Remuneration of key personnel (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
REMUNERATION OF KEY PERSONNEL
Short-term benefits	R$ 75,140	R$ 41,302
Post-employment benefits	6,613	756
Shares based remuneration	37,358
Other long-term benefits		2,055
Total	R$ 119,111	R$ 44,113